LEASES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of leases [Roll Forward]
Balance, beginning of year	$ 58.8	$ 9.0
Reclassification of pre-existing finance leases upon adoption of IFRS 16	0.0	9.3
Additions	24.4	47.0
Interest expense	2.9	1.8
Foreign exchange impact	0.2	0.2
Principal lease payments	(16.5)	(6.8)
Interest payments	(3.0)	(1.7)
Balance, end of year	66.8	58.8
Current portion			$ 18.0	$ 13.4
Non-current portion			48.8	45.4
Lease obligations	66.8	58.8	$ 66.8	$ 58.8
Short-term and low-value leases	47.2	23.7
Variable lease payments	$ 30.1	$ 26.8